Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

Supplement Dated December 28, 2016

to the Prospectus Dated October 31, 2016

1.	Effective December 30, 2016 (“Effective Date”), SSGA Funds Management, Inc. has contractually agreed to waive its management fee for the SPDR® Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) to 0.40% of the Fund’s average annual daily net assets. Accordingly, the following changes are made to the Prospectus as of the Effective Date:

•	On page 112 of the Prospectus, the section entitled “FEES AND EXPENSES OF THE FUND” is replaced in its entirety with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.50%
Other expenses	0.00%
Total annual Fund operating expenses	0.50%
Less contractual fee waiver[1]	-0.10%
Net annual Fund operating expenses	0.40%

[1]	SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee to 0.40% of the Fund’s average annual daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver may not be terminated except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$41	$150	$270	$619

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

SPDR(R) Bloomberg Barclays Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

Supplement Dated December 28, 2016

to the Prospectus Dated October 31, 2016

1.	Effective December 30, 2016 (“Effective Date”), SSGA Funds Management, Inc. has contractually agreed to waive its management fee for the SPDR® Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) to 0.40% of the Fund’s average annual daily net assets. Accordingly, the following changes are made to the Prospectus as of the Effective Date:

•	On page 112 of the Prospectus, the section entitled “FEES AND EXPENSES OF THE FUND” is replaced in its entirety with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.50%
Other expenses	0.00%
Total annual Fund operating expenses	0.50%
Less contractual fee waiver[1]	-0.10%
Net annual Fund operating expenses	0.40%

[1]	SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee to 0.40% of the Fund’s average annual daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver may not be terminated except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$41	$150	$270	$619

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
SPDR(R) Bloomberg Barclays Emerging Markets Local Bond ETF | SPDR(R) Bloomberg Barclays Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
Less contractual fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.40%
YEAR 1	rr_ExpenseExampleYear01	$ 41
YEAR 3	rr_ExpenseExampleYear03	150
YEAR 5	rr_ExpenseExampleYear05	270
YEAR 10	rr_ExpenseExampleYear10	$ 619

[1]	SSGA Funds Management, Inc. (the "Adviser") has contractually agreed to waive its management fee to 0.40% of the Fund's average annual daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The waiver may not be terminated except with the approval of the Fund's Board of Trustees.